FI - Roll-forward of net assets measured at fair value on recurring basis (Details 7) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr 2,329	SFr (2,987)
Transfers in, net assets/liabilities	(2,678)	1,988
Transfers out, net assets/liabilities	1,394	4,470
Purchases, net assets/liabilities	5,267	6,728
Sales, net assets/liabilities	(5,628)	(7,081)
Issuances, net assets/liabilities	(5,353)	(4,116)
Settlements, net assets/liabilities	2,651	3,175
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(161)	(393)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(78)	1,985
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(107)	4
Gain (loss) on all other activity included in other revenues, net assets/liabilities	255	(136)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	3	(87)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	43	188
Foreign currency translation impact, net assets/liabilities	4	(131)
Balance at beginning of period, net assets/liabilities	(2,059)	3,607
Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	16	49
Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(1,011)	289
Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	25	(36)
Net Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(970)	302
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	2,332	(3,108)
Transfers in, net assets/liabilities	(2,660)	2,111
Transfers out, net assets/liabilities	1,375	4,470
Purchases, net assets/liabilities	5,267	6,728
Sales, net assets/liabilities	(5,628)	(7,081)
Issuances, net assets/liabilities	(5,353)	(4,116)
Settlements, net assets/liabilities	2,643	3,169
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(161)	(393)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(74)	1,987
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(102)	4
Gain (loss) on all other activity included in other revenues, net assets/liabilities	259	(134)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	3	(87)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	43	187
Foreign currency translation impact, net assets/liabilities	(3)	(128)
Balance at beginning of period, net assets/liabilities	(2,059)	3,609
Bank | Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	15	50
Bank | Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(1,003)	284
Bank | Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	28	(36)
Bank | Net Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr (960)	SFr 298